Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $77,093 in 2015 and $85,562 in 2014)	$ 85,748	$ 97,469
Equity securities available for sale, at fair value (cost — $6,932 in 2015 and $7,333 in 2014)	7,419	7,968
Commercial mortgage loans on real estate, at amortized cost	15,311	19,772
Policy loans	244	217
Short-term investments	10,498	7,202
Other investments	0	172
Total investments	119,220	132,800
Cash and cash equivalents	995	120
Premiums and accounts receivable	1,575	1,679
Reinsurance recoverables	260,281	250,172
Tax receivable	0	738
Accrued investment income	1,137	1,239
Other assets	751	487
Assets held in separate accounts	11,308	11,953
Total assets	395,267	399,188
Liabilities
Future policy benefits and expenses	216,602	210,978
Unearned premiums	4,004	4,281
Claims and benefits payable	107,075	108,426
Commissions payable	202	266
Reinsurance balances payable	40	46
Funds held under reinsurance	190	167
Deferred gain on disposal of businesses	2,158	2,489
Accounts payable and other liabilities	2,961	4,591
Due to affiliates	233	276
Tax payable	886	0
Liabilities related to separate accounts	11,308	11,953
Total liabilities	$ 345,659	$ 343,473
Commitments and contingencies
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	$ 2,000	$ 2,000
Additional paid-in capital	41,557	44,174
Retained earnings	0	1,280
Accumulated other comprehensive income	6,051	8,261
Total stockholder's equity	49,608	55,715
Total liabilities and stockholder's equity	$ 395,267	$ 399,188